Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	0000101507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019